10-Q Abacus Settlements LLC - REVENUE (Details) - Abacus Settlements, LLC - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 6,299,986	$ 13,184,676	$ 25,203,463
Agent
Disaggregation of Revenue [Line Items]
Revenue	3,808,614
Broker
Disaggregation of Revenue [Line Items]
Revenue	1,866,474
Client direct
Disaggregation of Revenue [Line Items]
Revenue	$ 624,898